ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 575,215	$ 299,367
Total current assets	607,821	414,440
Total assets	3,043,897	2,712,240
Current liabilities:
Accrued expenses and other current liabilities	118,946	82,553
Total current liabilities	162,151	100,171
Total liabilities	1,776,174	1,553,581
Shareholders' equity:
Additional paid-in capital	2,134,227	1,655,602
Accumulated other comprehensive income	11,876	269
Accumulated losses	(1,086,160)	(764,534)
Total shareholders' equity	1,059,987	891,368
Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	37	24
Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	7	7
Parent Company [Member]
Current assets:
Cash and cash equivalents	11	908
Amount due from a subsidiary	0	5
Total current assets	11	913
Investments in subsidiaries	1,061,037	891,367
Total assets	1,061,048	892,280
Current liabilities:
Accrued expenses and other current liabilities	445	880
Amounts due to subsidiaries	616	32
Total current liabilities	1,061	912
Total liabilities	1,061	912
Shareholders' equity:
Additional paid-in capital	2,134,227	1,655,602
Accumulated other comprehensive income	11,876	269
Accumulated losses	(1,086,160)	(764,534)
Total shareholders' equity	1,059,987	891,368
Total liabilities and shareholders' equity	1,061,048	892,280
Parent Company [Member] | Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	37	24
Parent Company [Member] | Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	$ 7	$ 7